Non-Controlling Interest (Schedule of summarized income statement and comprehensive income) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Non Controlling Interest [Line Items]
Total revenue	$ 1,690,030	$ 1,461,440
Mine operating costs	905,812	846,937
Depreciation and amortization	393,068	339,063
Gross profit	392,561	276,888
Other expenses	38,308	32,586
Other net finance costs	28,789	22,111
Tax expense	82,287	25,433
Profit for the period	69,543	70,382
Total comprehensive income	70,297	$ 95,927
Copper Mountain Mine [Member]
Disclosure Of Non Controlling Interest [Line Items]
Total revenue	165,438
Mine operating costs	124,911
Depreciation and amortization	11,744
Gross profit	28,783
Other expenses	2,314
Finance expense - related parties	9,080
Other net finance costs	2,828
Tax expense	1,856
Profit for the period	12,705
Total comprehensive income	$ 12,209